Discontinued Operations (Adjusted carrying amounts of the major classes of assets and liabilities) (Detail) - USD ($) $ in Thousands			3 Months Ended
	Aug. 11, 2016	Aug. 01, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Contribution to equity from preferred stockholder		$ 9,892
Gain on disposal of discontinued operations, net of tax	$ 1,069		$ 1,069	$ 0
Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash			0		$ 141	$ 282
Accounts receivable			198		249	504
Inventories			537		533	651
Other classes of current assets that are not major			38		34	77
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property and equipment, net			25,089		24,753	36,546
Other classes of assets that are not major			204		332	376
Total assets of the disposal groups			26,066		26,042	38,436
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Accounts payable			2,117		2,264	2,237
Note payable			5,500		5,500	5,500
Asset retirement obligations			2,818		2,818	2,647
Other classes of liabilities that are not major			55		56	104
Total liabilities of the disposal groups			10,490		10,638	10,488
Secured promissory note forgiven	0	625
Cash received	586	900
Stock of UKOG received	925	0
Total consideration	1,511	25,026
CO2 Business | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash			0		141	282
Accounts receivable			198		249	504
Inventories			242		232	297
Other classes of current assets that are not major			38		34	77
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property and equipment, net			24,294		23,941	35,593
Other classes of assets that are not major			204		332	376
Total assets of the disposal groups			24,976		24,929	37,129
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Accounts payable			1,469		1,594	1,752
Note payable			5,500		5,500	5,500
Asset retirement obligations			2,818		2,818	2,647
Other classes of liabilities that are not major			55		56	104
Total liabilities of the disposal groups			9,842		9,968	10,003
Weald Basin | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash			0		0	0
Accounts receivable			0		0	0
Inventories			295		301	354
Other classes of current assets that are not major			0		0	0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property and equipment, net			795		812	953
Other classes of assets that are not major			0		0	0
Total assets of the disposal groups			1,090		1,113	1,307
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Accounts payable			648		670	485
Note payable			0		0	0
Asset retirement obligations			0		0	0
Other classes of liabilities that are not major			0		0	0
Total liabilities of the disposal groups			$ 648		$ 670	$ 485
Series A Preferred Stock | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Series A Preferred Stock exchanged	$ 0	$ 23,501